INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on income by jurisdiction
Domestic	$ 14,378	$ 8,060	$ 1,031
Foreign	61	(1,451)	(1,641)
Taxes on income (benefit)	14,439	6,609	(610)
Domestic:
Current taxes	15,938	7,447	1,466
Deferred tax benefit	(860)	(980)	(984)
Taxes in respect of previous years	(700)	1,593	549
Total - Domestic	14,378	8,060	1,031
Foreign:
Current taxes	820	444	1,032
Deferred tax benefit	(665)	(1,778)	(2,130)
Taxes in respect of previous years	(94)	(117)	(543)
Total - Foreign	61	(1,451)	(1,641)
Taxes on income (benefit)	$ 14,439	$ 6,609	$ (610)